Stock-Based Compensation - Summary of Stock Option Activity and Related Information (Details) - USD ($) $ / shares in Units, $ in Millions		3 Months Ended												12 Months Ended
	Jul. 01, 2025	Dec. 31, 2025	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Jul. 31, 2025
Stock Options
Beginning balance (in shares)					173,000									173,000
Granted (in shares)														0	0	0
Forfeited (in shares)														0
Exercised (in shares)														0
Ending balance (in shares)		173,000				173,000								173,000	173,000
Vested and expected to vest (in shares)		0												0
Exercisable (in shares)		173,000												173,000
Weighted Average Exercise Price Per Share
Beginning balance (in dollars per share)					$ 20.37									$ 20.37
Granted (in dollars per share)														0
Forfeited (in dollars per share)														0
Exercised (in dollars per share)														0
Ending balance (in dollars per share)		$ 17.37				$ 20.37								17.37	$ 20.37
Vested and expected to vest (in dollars per share)		0												0
Exercisable (in dollars per share)		$ 17.37												$ 17.37
Weighted Average Remaining Contractual Term
Outstanding at end of period														2 years 4 months 9 days
Exercisable														2 years 4 months 9 days
Aggregate Intrinsic Value
Vested and expected to vest		$ 0												$ 0
Exercisable		$ 0												$ 0
Cash dividends declared per share (in USD per share)	$ 3.00	$ 0.22	$ 0.20	$ 0.20	$ 0.20	$ 0.20	$ 0.20	$ 0.20	$ 0.20	$ 0.20	$ 0.20	$ 0.20	$ 0.20
Decrease in exercise price per share (in USD per share)																	$ 3.00